SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE (Details)	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	50 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	4 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	12 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]